Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000003511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VALUE FUND (TWEBX)
Average Annual Return, Percent	18.48%	8.39%	8.33%
C000003512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND (TBGVX)
Average Annual Return, Percent	19.25%	8.05%	7.63%
C000050916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)
Average Annual Return, Percent	11.63%	5.03%	6.43%
C000080766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)
Average Annual Return, Percent	19.04%	6.60%	6.48%
MSCI World 100 Hedged to U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World 100% Hedged to U.S.$ Index
Average Annual Return, Percent	18.56%	11.65%	12.85%
MSCI World Index in U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (in U.S.$)
Average Annual Return, Percent	18.90%	10.27%	11.80%
MSCI EAFE Index in U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (in U.S.$)
Average Annual Return, Percent	21.27%	7.91%	8.38%
MSCI EAFE Index Hedged to U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Hedged to U.S.$)
Average Annual Return, Percent	20.10%	12.46%	11.53%
MSCI World High Dividend Yield Index in U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index (in U.S.$)
Average Annual Return, Percent	15.92%	8.64%	8.56%